Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 67,995	$ 261,436
Accounts receivable	6,528	5,555
Inventory	371
Prepaid expenses and other current assets	9,628	21,637
Prepaid expenses and other current assets - related party	700	700
TOTAL CURRENT ASSETS	85,222	289,328
Property and equipment, net	992	1,674
TOTAL ASSETS	86,214	291,002
CURRENT LIABILITIES:
Accounts payable and accrued expenses	670,946	298,578
Accounts payable and accrued expenses - related party	12,260	9,263
Notes payable	70,000	50,000
Convertible notes payable, net	630,209	499,232
Derivative liabilities	1,993,239
Finance lease - short term	4,595	6,377
Loans payable - related party	324,637	323,084
TOTAL CURRENT LIABILITIES:	3,705,886	1,186,534
TOTAL LIABILITIES	3,705,886	1,186,534
Commitments and contingencies
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.001 par value; 10,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively
Common stock, $0.001 par value; 200,000,000 shares authorized, 19,397,596 and 19,380,460 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	19,398	19,381
Additional paid in capital	2,801,025	2,756,798
Accumulated deficit	(6,439,602)	(3,672,077)
Accumulated other comprehensive income	(493)	366
TOTAL STOCKHOLDERS’ DEFICIT	(3,619,672)	(895,532)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 86,214	$ 291,002